united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Annual Report

December 31, 2014

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

Annual Letter, December 31, 2014:

Dear Shareholders,

The Redwood Managed Volatility Portfolio (“the Portfolio”) has been live for just over two months. In this short-time frame (from October 20, 2014 to December 31, 2014), the return was -1.30%.1

The Portfolio is designed for conservative investors seeking limited drawdowns, while still seeking to achieve satisfying total returns over a market cycle, defined as a bull and bear market. The Portfolio’s core strategy uses a quantitative method that seeks to identify the critical turning points in the high-yield bond market (note that the Portfolio utilizes a non-constrained approach for a variety of fixed-income asset classes for minority positions). Please see the Portfolio Prospectus and Statement of Additional Information for additional details.

Volatility is Back

Clearly, anyone who has read front-page news or filled up a gas tank in the past month knows that oil prices have tumbled significantly of late (breaking lower to nearly $50 per barrel in late December from above $100 in mid-2014). OPEC’s (Organization of Petroleum Exporting Countries) decision during Thanksgiving to keep oil supply steady caused crude oil to fall sharply over the following month. With energy being one of the largest sectors in the high-yield corporate bond asset class, this has led to a decline in high-yield prices over the previous quarter.

A Goal of Monitoring and Limiting Risk

While the inability for oil prices to find a floor has been the main determinant leading to the weakness in the high-yield market, other factors do exist (e.g. holiday calendar, mutual fund and exchange traded fund (ETF) outflows, lack of dealer inventory in the new Dodd-Frank regulatory world, to name a few). Irrespective of whatever may be causing this recent volatility in high-yield corporate bonds, and whether equity markets will follow suit, we believe a systematic approach, with the ability to move from “risk” asset classes to a “neutral” money market position, offers a viable alternative to a buy-and hold strategy that exposes investors to continued downside pressure. The majority of the Portfolio’s assets have been in money market funds since early December.

Trend Following vs. Trend Predicting

It is important to note that Redwood does not attempt to predict trends. We believe that market prices and trends cannot be predicted consistently over time, as the variables are simply too complex and volatile. At Redwood, it is our objective to react to actual market downturns. We are comfortable exercising the disciplined decisions of our quantitative approach, and spending extended periods of time in a “risk-off” (i.e. money market) position, if need be.

We believe that any investment strategy that has a goal of protecting against significant loss of principal must have a mechanism that seeks to sidestep unfavorable investment environments. We encourage you to talk with your financial advisor or visit us online at www.redwoodmutualfund.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

Redwood Investment Management, LLC

Past performance is not indicative of future results. There can be no guarantee that these objectives will be met under all market conditions. The statements in this letter are statements of opinion and should not be construed as facts. NLD code 5080-NLD-02/05/2015.

[1]	Source: Gemini Fund Services.

1

Redwood Managed Volatility Portfolio

PORTFOLIO REVIEW

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception(a)
Class N	(1.30)%
BofAML US Treasuries 3-5 Yr Index(b)	(0.51)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on December 31, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Portfolio’s total annual operating expenses are 3.07% for Class N shares per the August 22, 2014 (as amended September 19, 2014) prospectus. The Portfolio’s investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, until at least August 22, 2015, to ensure that the net annual fund operating expenses will not exceed 1.99% of Class N shares, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio commenced operations on October 20, 2014.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS (Unaudited)
December 31, 2014
Percent of
Net Assets
Mutual Funds	15.50%
Short-Term Investments	83.90%
Other Assets Less Liabilities	0.60%
Total	100.00%

2

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2014

Shares		Fair Value

	MUTUAL FUNDS - 15.5%
	DEBT FUNDS - 15.5%
26,667	DoubleLine Total Return Bond Fund	$292,801
11,704	Forward Select Income Fund	297,622
33,979	Nuveen High Yield Municipal Bond Fund	586,809
	TOTAL MUTUAL FUNDS (Cost - $1,179,559)	1,177,232

	SHORT-TERM INVESTMENTS - 83.9%
1,000,000	Dreyfus Cash Management, 0.03% +	1,000,000
1,400,000	Federated Prime Obligations Fund, 0.02% +	1,400,000
870,795	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% +	870,795
1,400,000	Goldman Sachs Financial Square Funds - Prime Obligation Fund, 0.01% +	1,400,000
1,700,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04% +	1,700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,370,795)	6,370,795

	TOTAL INVESTMENTS - 99.4% (Cost - $7,550,354) (a)	$7,548,027
	OTHER ASSETS LESS LIABILITIES - 0.6%	45,038
	TOTAL NET ASSETS - 100.0%	$7,593,065

+	Variable rate security. Interest rate is as of December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,550,354 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,947
Unrealized depreciation:	(6,274)
Net unrealized depreciation:	$(2,327)

The accompanying notes are an integral part of these financial statements.

3

Redwood Managed Volatility Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

Assets:
Investments in Securities:
At Cost	$7,550,354
At Value	7,548,027
Dividends and Interest Receivable	7,755
Receivable for Portfolio Shares Sold	48,746
Due from Advisor	9,845
Total Assets	7,614,373

Liabilities:
Other Accrued Expenses	18,307
Accrued Distribution Fees	3,001
Total Liabilities	21,308

Net Assets	$7,593,065

Class N Shares:
Net Assets (Unlimited shares of no par value interest authorized; 769,534 shares of beneficial interest outstanding)	$7,593,065
Net Asset Value, Offering and Redemption Price Per Share ($7,593,065/769,534 shares of beneficial interest outstanding)	$9.87

Composition of Net Assets:
At December 31, 2014, Net Assets consisted of:
Paid-in-Capital	$7,663,394
Accumulated Net Investment Income	14,678
Accumulated Net Realized Loss from Security Transactions	(82,680)
Net Unrealized Loss from Security Transactions	(2,327)
Net Assets	$7,593,065

The accompanying notes are an integral part of these financial statements.

4

Redwood Managed Volatility Portfolio
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2014 *

Investment Income:
Dividend Income	$31,433
Interest Income	95
Total Investment Income	31,528

Expenses:
Investment Advisory Fees	12,643
Distribution Fees (12b-1) fees	4,214
Legal Fees	3,178
Audit Fees	10,000
Trustees’ Fees	2,025
Printing Expense	1,776
Transfer Agent Fees	1,549
Chief Compliance Officer Fees	1,520
Custody Fees	1,112
Insurance Expense	413
Administration Fees	397
Miscellaneous Expenses	320
Fund Accounting Fees	191
Total Expenses	39,338
Less: Fees Waived/Expenses Reimbursed by Adviser	(22,488)
Net Expenses	16,850

Net Investment Income	14,678

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(90,201)
Distributions of Long Term Realized Gains from Underlying Fund	7,521
Net Change in Unrealized Depreciation on Investments	(2,327)
Net Realized and Unrealized Loss on Investments	(85,007)

Net Decrease in Net Assets Resulting From Operations	$(70,329)

*	The Fund commenced operations on October 20, 2014.

The accompanying notes are an integral part of these financial statements.

5

Redwood Managed Volatility Portfolio
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2014 *

Operations:
Net Investment Income	$14,678
Net Realized Loss on Investments	(90,201)
Distributions of Long Term Realized Gains from Underlying Fund	7,521
Net Change in Unrealized Depreciation on Investments	(2,327)
Net Decrease in Net Assets Resulting From Operations	(70,329)

Capital Transactions:
Class N Shares:
Proceeds from Shares Issued (783,245 shares)	7,800,085
Cost of Shares Redeemed (13,711 shares)	(136,691)
Total From Capital Transactions: Class N	7,663,394

Total Increase in Net Assets	7,593,065

Net Assets:
Beginning of Period	—
End of Period	$7,593,065

Accumulated Net Investment Income at End of Period	$14,678

*	The Fund commenced operations on October 20, 2014.

The accompanying notes are an integral part of these financial statements.

6

Redwood Managed Volatility Portfolio - Class N

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

For the
Period Ended
December 31, 2014 *

Net Asset Value, Beginning of Period	$10.00
Decrease From Operations:
Net investment income (a)	0.03
Net loss from investments (both realized and unrealized)	(0.16)
Total from operations	(0.13)

Net Asset Value, End of Period	$9.87

Total Return (b)	(1.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,593

Ratio of gross expenses to average net assets (c,e,f)	4.67%
Ratio of net expenses to average net assets (c,e)	1.99%
Ratio of net investment income to average net assets (c,g)	1.74%
Portfolio turnover rate (d)	213%

*	Class N commenced operations on October 20, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Portfolio offers Class N shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of December 31, 2014 the Portfolio did not hold any closed-end investment companies.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. As of December 31, 2014, the Portfolio does not hold any of the above mentioned investments.

Fair Value Process. This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a

8

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placement investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,177,232	$—	$—	$1,177,232
Short-Term Investments	6,370,795	—	—	6,370,795
Total Assets	$7,548,027	$—	$—	$7,548,027

9

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Market Risk – The Portfolio’s investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Portfolio’s 2014 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

10

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended December 31, 2014 amounted to $6,069,283 and $4,799,523, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Portfolio’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (The “Waiver Agreement”), until at least August 22, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) will not exceed 1.99% of the Portfolio’s average daily net assets for Class N shares, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% of average underlying daily net assets attributable to Class N shares, the Advisor shall be entitled to be reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio’s expenses to exceed 1.99% of average daily net assets for Class N shares. If fund operating expenses attributable to Class N shares subsequently exceed 1.99% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended December 31, 2014, the Advisor has reimbursed $14,872 in expenses to the Portfolio which may be recaptured through December 31, 2017.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the period ended December 31, 2014, Class N paid $4,214 in distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N shares. The Distributor is an affiliate of Gemini Fund Services, LLC (“GFS”).

The Portfolio has employed GFS to provide administration, fund accounting, and transfer agent services. Certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

11

Redwood Managed Volatility Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolio.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 20% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of December 31, 2014, Jefferson National Life Insurance Co., an account holding shares for the benefit of others in nominee name, held approximately 100% of the voting securities of Class N.

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Capital Loss	Unrealized	Total
Ordinary	Carry	Appreciation/	Accumulated
Income	Forwards	(Depreciation)	Earnings/(Deficits)
$14,678	$(82,680)	$(2,327)	$(70,329)

At December 31, 2014, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term
$82,680

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12

KPMG LLP
4 Becker Farm Road
Roseland, NJ 07068

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Redwood Managed Volatility Portfolio:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Redwood Managed Volatility Portfolio (the “Portfolio”), as of December 31, 2014, and the related statements of operations, changes in net assets, and financial highlights for the period October 20, 2014 (commencement of operations) through December 31, 2014. The financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Redwood Managed Volatility Portfolio , as of December 31, 2014, the results of its operations, changes in net assets, and financial highlights for the period October 20, 2014 (commencement of operations) through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey

February 16, 2015

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

13

Redwood Managed Volatility Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2014

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class N shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 20, 2014 through December 31, 2014.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	10/20/14	12/31/14	10/20/14 – 12/31/14	10/20/14 – 12/31/14
Class N	1,000.00	987.00	3.90	1.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period**	During Period
(5% return before expenses)	7/1/14	12/31/14	7/1/14 – 12/31/14	7/1/14 – 12/31/14
Class N	1,000.00	1,015.17	10.11	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (72) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
14

Approval of Advisory Agreement – Redwood Managed Volatility Portfolio

At a meeting held on July 16, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Portfolio (the “Portfolio”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Portfolio’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of the Portfolio’s investment strategy as utilized by another mutual fund advised by the Adviser and clients of the Adviser through separate accounts.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the proposed Advisory Agreement with the Trust on behalf of the Portfolio, including the proposed Agreement, Redwood’s Form ADV Parts I and II, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Redwood, an overview of the personnel that would perform services for the Portfolio, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), prior performance information of Redwood’s separately managed client accounts and a mutual fund with substantially similar objectives, policies and strategies as will be used to manage the Portfolio, and other policies and procedures of Redwood.

In reaching its conclusions, the Board considered that Redwood has demonstrated a positive performance track record on the basis of both the prior performance of the Portfolio’s investment strategy, as utilized by clients of Redwood through separate accounts, and also by the performance and rapid growth of the Redwood Managed Volatility Fund, a mutual fund managed by Redwood using substantially similar investment strategies. The Board noted that Redwood has demonstrated the skills, experience and sophistication necessary to effectively manage the Portfolio’s proposed investment strategies, and concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by Redwood to the Portfolio were satisfactory and reliable.

Performance. The Board considered that the Portfolio is newly formed and as such did not have a record of prior performance to submit at the Meeting. The Board reviewed and considered the prior performance of the Portfolio’s investment strategy as utilized by clients of Redwood through separate accounts and also the performance of the Redwood Managed Volatility Fund since its inception in December 2013. The Board considered that the Redwood Managed Volatility Fund has outperformed its index, the Bank of America/Merrill Lynch 3-5 Year U.S. Treasuries Index (the “Index”), for the 3 month, year-to-date and since inception periods. The Board considered that the Redwood Managed Volatility Fund was recently launched and has less than a full year of performance history. The Board also considered the performance of Redwood’s separate accounts since their inception (January 1, 1992), as measured by certain statistical analyses that factor in risk characteristics, including maximum drawdown and downside and standard deviation. The Board concluded that Redwood is able to achieve positive returns on a risk-adjusted basis in addition to an absolute basis as compared to either the Index or the S&P 500 Index. The Board concluded that the prior performance was satisfactory and that Redwood was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Redwood,

15

the Board considered a comparison of the Portfolio’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies that was prepared by Lipper (the “Lipper Report”). The Board considered that Redwood proposed to charge an advisory fee of 1.50% of the Portfolio’s average net assets. The Board considered that the proposed advisory fee is higher than the median reflected in the Lipper Report, but is not the highest, and is within the range of the advisory fees reflected in the Lipper Report. The Board also considered that the estimated total operating expense ratio for the Portfolio was higher than the median of the funds in the Lipper Report, but is not the highest, and is within the range of the operating expense ratios reflected in the Lipper Report. The Board noted that Redwood has agreed to reimburse expenses to limit net annual operating expenses to 1.49% and 1.99% of the average net assets of Class I and Class N shares of the Portfolio, respectively. The Board considered the level of skill, experience and sophistication to be utilized by Redwood in executing the Portfolio’s investment strategy and concluded that the proposed contractual advisory fee to be paid to Redwood and the proposed expense limitations were fair and reasonable in light of these factors.

Profitability. The Board considered Redwood’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Portfolio and the Portfolio’s projected growth. The Board reviewed an estimated profitability analysis prepared by Redwood and concluded that, given the Portfolio’s expected asset levels during its first two years of operations and the estimated costs of managing the Portfolio, they were satisfied that Redwood’s anticipated level of profitability from its relationship with the Portfolio would not be excessive during the Portfolio’s start-up phase.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Portfolio. The Board reviewed and considered an estimated profitability analysis and selected financial information of Redwood included in the Board Materials. The Board considered that Redwood has represented that the Portfolio’s investment strategy, alongside the Redwood Managed Volatility Fund, has aggregate capacity constraints due to the nature of the underlying investments utilized by Redwood, and that Redwood does not expect the Portfolio to achieve significant economies of scale. The Board concluded that, for the initial term of the Agreement, based on the services to be provided and the projected growth of the Portfolio, Redwood’s anticipated profits from its relationship with the Portfolio were not excessive.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, determined that approval of the Agreement for an initial two-year term is in the best interests of the Portfolio and its future shareholders.

16

Redwood Managed Volatility Portfolio

Additional Information (Unaudited)

December 31, 2014

Trustees and Officers. The Independent Trustees and Officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2007)	12	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	12	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2011); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	12	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010)	12	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)

12/31/14 – Two Roads v2

17

Redwood Managed Volatility Portfolio
Additional Information (Unaudited) (Continued)
December 31, 2014

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 - 2008); and President and Manager, GemCom LLC (2004 - 2011).	N/A	Northern Lights Fund Trust (since 2013)

Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011 - 2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008 - 2011).	N/A	N/A

James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	N/A	N/A

William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).	N/A	N/A

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

12/31/14 – Two Roads v2

18

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor

Redwood Investment Advisor, LLC

1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014
Redwood Managed Volatility Portfolio	$10,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014
Redwood Managed Volatility Portfolio	$3,500

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2014.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2014 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
President,
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
President
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Treasurer
Date: March 4, 2015